Long-term Investments - Schedule of Realized and Unrealized Gains and Losses for Equity Securities Without Readily Determinable Fair Values (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Investments [Abstract]
Gross unrealized gains (upward adjustments)	¥ 19,489	$ 2,787	¥ 0	¥ 4,184
Gross unrealized losses (downward adjustments excluding impairment)	0	0	0	(8,211)
Net unrealized gains/(losses) on equity securities held	19,489	2,787	0	(4,027)
Net realized gains on equity securities sold	10,089	1,443	21,230	0
Total net gains/(losses) recognized	¥ 29,578	$ 4,230	¥ 21,230	¥ (4,027)